SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)	Aug. 13, 2026	Aug. 11, 2026	Jul. 21, 2026
Subsequent Event [Line Items]
Joint venture, description			Under the agreement, DirectBooking will hold a 51% equity interest in the joint venture and DeepYou will hold 49%.
Debt principal amount	$ 12,700,000	$ 12,700,000
Debt instrumental stated percentage		5.25%